Merger with MabVax Therapeutics, Inc (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Jul. 08, 2014
Telik Liabilities:
Goodwill	$ 6,826,003	$ 6,826,003
Telik Acquisition [Member]
Business Acquisition [Line Items]
Purchase Consideration			$ 6,416,000
Telik Assets:
Cash and Cash Equivalents			1,497,000
Accounts Receivable			31,000
Prepaids and Other Current Assets			182,000
Telik Assets			(1,710,000)
Telik Liabilities:
Accrued Compensation			850,000
Accrued Liabilities			111,000
Accrued Contingent Termination Fee			591,000
Warrant Liability			568,000
Telik Liabilities			2,120,000
Goodwill			$ 6,826,000